Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Bad debt expenses	$ 71
Measure the tax benefit	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vesting Period Term	9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vesting Period Term	21 months 15 days
Computer software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets	17 years
Computer software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets	20 years